Aug. 06, 2019

SUPPLEMENT DATED JANUARY 31, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

(each, a “Fund,” and collectively, the “Funds”)

This supplement provides new and additional information beyond that contained in the Funds’ Prospectus dated August 6, 2019 and should be read in conjunction with such Prospectus.

Adoption of Supplemental Expense Limitation Agreement (All Funds)

I.

Morningstar Investment Management, LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed certain caps (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the caps, a Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than its cap, including as a result of AFFE borne by a Fund. Notwithstanding the foregoing, it is Morningstar’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, no Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) exceed the amounts set forth in the Funds’ original prospectus dated July 11, 2018, as revised August 15, 2018. To date, Morningstar has voluntarily waived fees and/or reimbursed expenses to achieve this result. To formalize this waiver, Morningstar has contractually agreed to a Supplemental Expense Limitation Agreement in addition to the Base Limitation Agreement.

As a result of the new Supplemental Expense Limitation Agreement, the information under the “Annual Fund Operating Expenses” heading in the Summary Section for each Fund in the Prospectus is hereby respectively removed and replaced with the following information as applicable to that particular Fund:

MORNINGSTAR U.S. EQUITY FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.67%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.09%

Other Operating Expenses	0.32%

Total Other Expenses	0.41%

Acquired Fund Fees and Expenses[2]	0.04%

Total Annual Fund Operating Expenses	1.12%

Fee Waivers and Expense Reimbursement[3]	(0.27%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.85%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.85%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$87	$329

MORNINGSTAR INTERNATIONAL EQUITY FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.83%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.09%

Other Operating Expenses	0.37%

Total Other Expenses	0.46%

Acquired Fund Fees and Expenses[2]	0.08%

Total Annual Fund Operating Expenses	1.37%

Fee Waivers and Expense Reimbursement[3]	(0.37%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	1.00%

[1] Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2] Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$102	$397

MORNINGSTAR GLOBAL INCOME FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.10%

Other Operating Expenses	0.44%

Total Other Expenses	0.54%

Acquired Fund Fees and Expenses[2]	0.18%

Total Annual Fund Operating Expenses	1.07%

Fee Waivers and Expense Reimbursement[3]	(0.32%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.75%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.89% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.89%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.75%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$77	$309

MORNINGSTAR TOTAL RETURN BOND FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.44%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.09%

Other Operating Expenses	0.35%

Total Other Expenses	0.44%

Acquired Fund Fees and Expenses[2]	0.03%

Total Annual Fund Operating Expenses	0.91%

Fee Waivers and Expense Reimbursement[3]	(0.37%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.54%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.53%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.54%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$55	$253

MORNINGSTAR MUNICIPAL BOND FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.44%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.11%

Other Operating Expenses	0.50%

Total Other Expenses	0.61%

Acquired Fund Fees and Expenses[2]	0.03%

Total Annual Fund Operating Expenses	1.08%

Fee Waivers and Expense Reimbursement[3]	(0.49%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.59%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.59%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$60	$295

MORNINGSTAR DEFENSIVE BOND FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.36%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.10%

Other Operating Expenses	0.47%

Total Other Expenses	0.57%

Acquired Fund Fees and Expenses[2]	0.09%

Total Annual Fund Operating Expenses	1.02%

Fee Waivers and Expense Reimbursement[3]	(0.47%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.55%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.48%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.55%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$56	$278

MORNINGSTAR MULTISECTOR BOND FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.61%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.10%

Other Operating Expenses	0.47%

Total Other Expenses	0.57%

Acquired Fund Fees and Expenses[2]	0.02%

Total Annual Fund Operating Expenses	1.20%

Fee Waivers and Expense Reimbursement[3]	(0.40%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.80%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.80%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$82	$341

MORNINGSTAR UNCONSTRAINED ALLOCATION FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.47%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.12%

Other Operating Expenses	0.89%

Total Other Expenses	1.01%

Acquired Fund Fees and Expenses[2]	0.30%

Total Annual Fund Operating Expenses	1.78%

Fee Waivers and Expense Reimbursement[3]	(0.85%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.93%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.93%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$95	$477

MORNINGSTAR ALTERNATIVES FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.14%

Short Sale Dividend and Interest Expense	0.19%

Other Operating Expenses	0.73%

Total Other Expenses	1.06%

Acquired Fund Fees and Expenses[2]	0.48%

Total Annual Fund Operating Expenses	2.39%

Fee Waivers and Expense Reimbursement[3]	(1.00%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	1.39%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.29% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.29%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.20% (the Supplemental Expense Limitation Agreement). Note that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement in the table above is greater than the expense cap set forth in the Supplemental Expense Limitation Agreement as a result of short sale dividend and interest expenses. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$142	$650